Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature
Summary of expense by nature

		Six months ended 30 June
US$ thousand	Note	2023	2022
Change in production stock		10,500	—
Consumables and other production purchases		2,118	—
Repairs and maintenance		566	—
Energy and utilities		437	—
Employee benefits		2,811	—
Contractors		644	—
Transportation		665	—
Depreciation on property, plant and equipment	14	3,201	—
Acquisition costs	25	13,613	1,549
Legal and professional fees		2,016	1,160
Initial public offering related costs		470	49
Insurance		619	160
Others		423	109
Total cost of goods sold, administrative and selling and distribution expenses		38,083	3,027